Capital - Summary of Capital Surplus (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [abstract]
Additional paid in capital	₩ 25,292	₩ 25,292
Other capital surplus	1,687	1,806
Total	₩ 26,979	₩ 27,098